OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting Disclosure Other Information

A description of the operations included in the Companies’ primary operating segments is as follows:

Primary Operating Segment	Description of Operations	Dominion Energy	Virginia Power	Dominion Energy Gas
Power Delivery	Regulated electric distribution	X	X
	Regulated electric transmission	X	X
Power Generation	Regulated electric fleet	X	X
	Merchant electric fleet	X
Gas Infrastructure	Gas transmission and storage	X(1)		X
	Gas distribution and storage	X		X
	Gas gathering and processing	X		X
	LNG terminalling and storage	X
	Nonregulated retail energy marketing	X

(1)	Includes remaining producer services activities.

Schedule of Segment Reporting Information, by Segment

The following table presents segment information pertaining to Dominion Energy’s operations:

Year Ended December 31,	Power Delivery	Power Generation	Gas Infrastructure	Corporate and Other	Adjustments & Eliminations	Consolidated Total
(millions)
2017
Total revenue from external customers	$2,206	$6,676	$2,832	$ 16	$ 856	$12,586
Intersegment revenue	22	10	834	610	(1,476)	—
Total operating revenue	2,228	6,686	3,666	626	(620)	12,586
Depreciation, depletion and amortization	593	747	522	43	—	1,905
Equity in earnings of equity method investees	—	(181)	159	4	—	(18)
Interest income	4	92	45	96	(155)	82
Interest and related charges	265	342	109	644	(155)	1,205
Income tax expense (benefit)	334	373	487	(1,224)	—	(30)
Net income attributable to Dominion Energy	531	1,181	898	389	—	2,999
Investment in equity method investees	—	81	1,422	41	—	1,544
Capital expenditures	1,433	2,275	2,149	52	—	5,909
Total assets (billions)	16.7	29.0	28.0	12.0	(9.1)	76.6
2016
Total revenue from external customers	$2,210	$6,747	$2,069	$ (7)	$ 718	$11,737
Intersegment revenue	23	10	697	609	(1,339)	—
Total operating revenue	2,233	6,757	2,766	602	(621)	11,737
Depreciation, depletion and amortization	537	662	330	30	—	1,559
Equity in earnings of equity method investees	—	(16)	105	22	—	111
Interest income	—	74	34	36	(78)	66
Interest and related charges	244	290	38	516	(78)	1,010
Income tax expense (benefit)	308	279	431	(363)	—	655
Net income (loss) attributable to Dominion Energy	484	1,397	726	(484)	—	2,123
Investment in equity method investees	—	228	1,289	44	—	1,561
Capital expenditures	1,320	2,440	2,322	43	—	6,125
Total assets (billions)	15.6	27.1	26.0	10.2	(7.3)	71.6
2015
Total revenue from external customers	$2,091	$7,001	$1,877	$ (27)	$ 741	$11,683
Intersegment revenue	20	15	695	554	(1,284)	—
Total operating revenue	2,111	7,016	2,572	527	(543)	11,683
Depreciation, depletion and amortization	498	591	262	44	—	1,395
Equity in earnings of equity method investees	—	(15)	60	11	—	56
Interest income	—	64	25	13	(44)	58
Interest and related charges	230	262	27	429	(44)	904
Income tax expense (benefit)	307	465	423	(290)	—	905
Net income (loss) attributable to Dominion Energy	490	1,120	680	(391)	—	1,899
Investment in equity method investees	—	245	1,042	33	—	1,320
Capital expenditures	1,607	2,190	2,153	43	—	5,993

Virginia Electric and Power Company
Schedule of Segment Reporting Information, by Segment

The following table presents segment information pertaining to Virginia Power’s operations:

Year Ended December 31,	Power Delivery	Power Generation	Corporate and Other	Adjustments & Eliminations	Consolidated Total
(millions)
2017
Operating revenue	$2,212	$5,344	$ —	$ —	$7,556
Depreciation and amortization	594	547	—	—	1,141
Interest income	4	15	3	(3)	19
Interest and related charges	265	232	—	(3)	494
Income tax expense (benefit)	334	534	(94)	—	774
Net income	527	939	74	—	1,540
Capital expenditures	1,439	1,290	—	—	2,729
Total assets (billions)	16.6	18.6	—	(0.1)	35.1
2016
Operating revenue	$2,217	$5,390	$ (19)	$ —	$7,588
Depreciation and amortization	537	488	—	—	1,025
Interest income	—	—	—	—	—
Interest and related charges	244	219	—	(2)	461
Income tax expense (benefit)	307	524	(104)	—	727
Net income (loss)	482	909	(173)	—	1,218
Capital expenditures	1,313	1,336	—	—	2,649
Total assets (billions)	15.6	17.8	—	(0.1)	33.3
2015
Operating revenue	$2,099	$5,566	$ (43)	$ —	$7,622
Depreciation and amortization	498	453	2	—	953
Interest income	—	7	—	—	7
Interest and related charges	230	210	4	(1)	443
Income tax expense (benefit)	308	437	(86)	—	659
Net income (loss)	490	750	(153)	—	1,087
Capital expenditures	1,569	1,120	—	—	2,689

Dominion Energy Gas Holdings, LLC
Schedule of Segment Reporting Information, by Segment

The following table presents segment information pertaining to Dominion Energy Gas’ operations:

Year Ended December 31,	Gas Infrastructure	Corporate and Other	Consolidated Total
(millions)
2017
Operating revenue	$1,814	$ —	$1,814
Depreciation and amortization	227	—	227
Equity in earnings of equity method investees	21	—	21
Interest income	2	—	2
Interest and related charges	97	—	97
Income tax expense (benefit)	256	(205)	51
Net income	436	179	615
Investment in equity method investees	95	—	95
Capital expenditures	778	—	778
Total assets (billions)	11.3	0.6	11.9
2016
Operating revenue	$1,638	$ —	$1,638
Depreciation and amortization	214	(10)	204
Equity in earnings of equity method investees	21	—	21
Interest income	1	—	1
Interest and related charges	92	2	94
Income tax expense (benefit)	237	(22)	215
Net income (loss)	395	(3)	392
Investment in equity method investees	98	—	98
Capital expenditures	854	—	854
Total assets (billions)	10.5	0.6	11.1
2015
Operating revenue	$1,716	$ —	$1,716
Depreciation and amortization	213	4	217
Equity in earnings of equity method investees	23	—	23
Interest income	1	—	1
Interest and related charges	72	1	73
Income tax expense (benefit)	296	(13)	283
Net income (loss)	478	(21)	457
Investment in equity method investees	102	—	102
Capital expenditures	795	—	795